Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Dec. 31, 2021	Mar. 31, 2021
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 2,179,191	¥ 2,026,767
Available-for-sale debt securities, Allowance for credit losses	(124)	(120)
Available-for-sale debt securities, Fair value	2,173,851	2,003,917
Held-to-maturity securities, Amortized cost	113,936	113,790
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	862,913	846,736
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	8,539	6,071
Available-for-sale debt securities, Gross unrealized losses	(26,420)	(31,649)
Available-for-sale debt securities, Fair value	845,032	821,158
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	311,969	274,770
Available-for-sale debt securities, Allowance for credit losses	(124)	(120)
Available-for-sale debt securities, Gross unrealized gains	5,431	4,238
Available-for-sale debt securities, Gross unrealized losses	(2,420)	(2,612)
Available-for-sale debt securities, Fair value	314,856	276,276
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	841,415	742,862
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	14,826	10,125
Available-for-sale debt securities, Gross unrealized losses	(8,916)	(10,736)
Available-for-sale debt securities, Fair value	847,325	742,251
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	31,559	35,668
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	495	549
Available-for-sale debt securities, Gross unrealized losses	(604)	(1,760)
Available-for-sale debt securities, Fair value	31,450	34,457
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	131,335	126,731
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	4,952	4,308
Available-for-sale debt securities, Gross unrealized losses	(1,099)	(1,264)
Available-for-sale debt securities, Fair value	135,188	129,775
Equity securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	2,179,191	2,026,767
Available-for-sale debt securities, Allowance for credit losses	(124)	(120)
Available-for-sale debt securities, Gross unrealized gains	34,243	25,291
Available-for-sale debt securities, Gross unrealized losses	(39,459)	(48,021)
Available-for-sale debt securities, Fair value	2,173,851	2,003,917
Held-to-maturity securities, Amortized cost	113,936	113,790
Held-to-maturity securities, Allowance for credit losses	0	0
Held-to-maturity securities, Gross unrealized gains	24,862	25,342
Held-to-maturity securities, Gross unrealized losses	0	0
Held-to-maturity securities, Fair value	138,798	139,132
Amortized cost	2,293,127	2,140,557
Allowance for credit losses	(124)	(120)
Gross unrealized gains	59,105	50,633
Gross unrealized losses	(39,459)	(48,021)
Fair value	¥ 2,312,649	¥ 2,143,049